STOCK COMPENSATION (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 16, 2014	Apr. 04, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 05, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total			$ 0	$ 195,000	$ 195,000	$ 0
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Incenteve Compensation Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services	425,000	48,750
Share-based Compensation, Total				$ 195,000	$ 195,000
Common Stock, Par or Stated Value Per Share		$ 4.00		$ 4.00